FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 31,075		$ 78,855
Due within 2-5 years, Amortized cost	134,256		98,034
Due after 5 years, Amortized cost	23,495		4,358
Amortized cost	188,826	[1]	181,247	[2]
Due within one year, Estimated fair value	30,938		75,365
Due within 2-5 years, Estimated fair value	130,271		89,943
Due after 5 years, Estimated fair value	22,501		3,680
Estimated fair value	$ 183,710		$ 168,988

[1]	Excluding accrued interest of $1,250.
[2]	Excluding accrued interest of $706.